Long-Term Investments - Schedule of Long-Term Investments (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule Of Investments [Line Items]
Equity securities with readily determinable fair values	¥ 157,988,851	$ 24,791,898	¥ 242,378,696
Long-term investments	188,790,785	29,625,394	369,525,917
Shanghai Wiselong Enterprise Management Co., Ltd.
Schedule Of Investments [Line Items]
Equity method investments	25,424,106	3,989,597	24,489,092
Others
Schedule Of Investments [Line Items]
Equity method investments	10,787,859	1,692,850	1,000,000
China Gingko Education Group Company Limited
Schedule Of Investments [Line Items]
Equity securities with readily determinable fair values	39,852,428	6,253,716	56,354,913
Zhejiang New Century Hotel Management Co., Ltd.
Schedule Of Investments [Line Items]
Equity securities with readily determinable fair values			180,457,226
Yibon
Schedule Of Investments [Line Items]
Available-for-sale debt investment	106,493,137	16,711,097	103,701,474
Others
Schedule Of Investments [Line Items]
Equity securities without readily determinable fair values	¥ 6,233,255	$ 978,134	¥ 3,523,212